Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Commitment And Contingencies [Line Items]
Rental expense	$ 18,186,000	$ 16,980,000	$ 13,830,000
Maximum obligation of guarantees of leases and debt	1,871,000	2,896,000		$ 1,730,000
Accrued potential obligation recorded under guaranty arrangement	0	$ 0
2013 Performance Incentive Plan [Member]
Commitment And Contingencies [Line Items]
Bonuses and recorded expense			$ 1,688,000
Advertising Purchase Commitment [Member]
Commitment And Contingencies [Line Items]
Purchase commitments	15,530,000
Equipment Purchase Commitment [Member]
Commitment And Contingencies [Line Items]
Purchase commitments	$ 14,361,000